SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18. SUBSEQUENT EVENTS

The Company has evaluated all transactions through the date of the accompanying unaudited condensed consolidated financial statements were issued for subsequent events disclosure or adjustment consideration.

Short-Term Financing

On July 1, 2026, XCF Global, Inc. (the “Company”), entered into a Senior Secured 25% Original Issue Discount Promissory Note and Security Agreement (the “Note and Security Agreement”) with Brown Stone Capital Limited (the “Brown Stone”) pursuant to which the Company entered into a $1,000,000 senior secured loan with a 25% original issue discount, resulting in a purchase price of $750,000.

The loan amount is equal to $1,000,000 with a 25% original issue discount. The note bears interest at ten percent (10%) per annum, payable monthly, with a non-amortizing two (2) month term. Interest is calculated on a 360-day year basis. The loan balance, including any accrued interest, is due in full 60 days after funding, with optional prepayment allowed without penalty. Default interest accrues at 18% per annum. The Company must make mandatory prepayments from (i) the first and any subsequent revenue collections and (ii) the proceeds of any assets that are sold outside the ordinary course of business, until the loan is fully repaid.

Additionally, the Company agreed to issue a non-refundable commitment fee of 500,000 shares (the “Commitment Fee”) of its Class A Common Stock, par value $0.0001 (“Common Stock”) pursuant to the Note and Security Agreement.

To secure the loan, the Company granted Brown Stone a first-priority security interest in all inventories, accounts, environmental attributes, deposit and securities accounts, equipment, chattel paper, and proceeds. The security interest granted only covers assets of XCF Global, Inc. and does not extend to the assets held by any subsidiaries of the Company. In addition, the Company must reserve 5,000,000 shares of authorized but unissued Common Stock as Penalty of Default Shares, (the “Default Shares”) to be issued to Brown Stone immediately upon any Event of Default (as defined in the Note and Security Agreement). The secured loan is the sole responsibility of XCF Global, Inc. and is not guaranteed by any of the Company’s subsidiaries

Short-Term Note

On July 16, 2026, XCF Global, Inc. (the “Company”), entered into a Senior Secured 25% Original Issue Discount Promissory Note and Security Agreement (the “Note and Security Agreement”) with Hollywood Horizons, Inc. (the “Hollywood”) pursuant to which the Company entered into a $400,000 senior secured loan with a 25% original issue discount, resulting in a purchase price of $300,000.

The loan amount is equal to $400,000 with a 25% original issue discount. The note bears interest at ten percent (10%) per annum, payable monthly, with a non-amortizing two (2) month term. Interest is calculated on a 360-day year basis. The loan balance, including any accrued interest, is due in full 60 days after funding, with optional prepayment allowed without penalty. Default interest accrues at 18% per annum. The Company must make mandatory prepayments from (i) the first and any subsequent revenue collections from the sale of any products or services and (ii) the proceeds of any assets that are sold outside the ordinary course of business, until the loan is fully repaid.

Additionally, the Company agreed to issue a non-refundable commitment fee of 500,000 shares (the “Commitment Fee”) of its Class A Common Stock, par value $0.0001 (“Common Stock”) pursuant to the Note and Security Agreement.

To secure the loan, the Company granted Hollywood a first-priority security interest in all inventories, accounts, environmental attributes, deposit and securities accounts, equipment, chattel paper, and proceeds. The security interest granted only covers assets of XCF Global, Inc. and does not extend to the assets held by any subsidiaries of the Company. In addition, the Company must reserve 5,000,000 shares of authorized but unissued Common Stock as Penalty of Default Shares, (the “Default Shares”) to be issued to Hollywood immediately upon any Event of Default (as defined in the Note and Security Agreement). The secured loan is the sole responsibility of XCF Global, Inc. and is not guaranteed by any of the Company’s subsidiaries

Warrant Purchase Agreement

On July 17, 2026, XCF the Company, entered into a warrant purchase agreement (the “Warrant Purchase Agreement”) with GL PART SPV II, LLC (the “Investor”), pursuant to which, among other things, the Company agreed to issue and sell to the Investor and the Investor agreed to purchase from the Company in a private placement a Common Stock purchase warrant (the “Initial Warrant”) to purchase up to 6,891,798 shares of Common Stock, at an exercise price of $2.50 per share, subject to adjustment in accordance with the terms of the Initial Warrant. The Investor is to pay $1,000,000 for the Initial Warrant, which is equal to $0.1451 per share of Common Stock underlying the Initial Warrant (the “Per Warrant Share Purchase Price”). Subject to the satisfaction or waiver of the closing conditions set forth in the Warrant Purchase Agreement, the closing of the sale of the Initial Warrant (the “Initial Closing”) is to occur to occur on July 31, 2026, or such other date as may be agreed by the Company and the Investor.

The Warrant Purchase Agreement also provides that, at the Investor’s sole discretion, the Investor may purchase from the Company up to an additional $99.0 million of Common Stock purchase warrants (each, an “Additional Warrant” and, collectively, the “Additional Warrants”, and together with Initial Warrants, the “Warrants”), with terms substantially identical to the Initial Warrant. The Additional Warrants may be purchased on July 31, 2026, August 31, 2026, September 30, 2026, October 30, 2026, November 30, 2026, December 31, 2026, or such other dates prior to December 31, 2026 as may be mutually agreed upon by the Company and the Investor. The price to be paid for the Additional Warrants will be based on a formula set forth in the Warrant Purchase Agreement, which takes into account the Black-Scholes value of each Warrant. The Warrant Purchase Agreement provides that (i) the aggregate number of shares of Common Stock issuable upon exercise of the Warrants issued under the Warrant Purchase Agreement may not exceed 50,000,000 shares and (ii) the Per Warrant Share Purchase Price for the Additional Warrants may not be less than $0.10.

The Investor is controlled by Majique Ladnier, who is the largest beneficial owner of the Common Stock.

The Warrant Purchase Agreement contains customary representations and warranties, and the sale of the Warrants is subject to customary closing conditions.

The exercise price of the Warrants and the number of shares of Common Stock issuable upon exercise of the Warrants are subject to adjustments for stock splits, combinations, stock dividends or similar events. The Warrants may be exercised for cash or on a cashless basis.

Registration Rights Agreement

Pursuant to the terms of the Warrant Purchase Agreement, the Company and the Investor have agreed to enter into a Registration Rights Agreement (the “Registration Rights Agreement”) at the Initial Closing, pursuant to which, among other things, the Company will agree to (i) file a shelf registration statement (the “Registration Statement”) providing for the registration of the resale of the Warrants and the shares of Common Stock underlying the Warrants (collectively, the “Registrable Securities”) under the Securities Act of 1933, as amended (the “Securities Act”) on or before December 4, 2026 (the “Filing Deadline”), unless the Investor notifies the Company prior to November 30, 2026 that it may purchase one or more Additional Warrants after November 30, 2026 and before December 31, 2026, in which case the Filing Deadline shall be January 5, 2027, (ii) use its reasonable best efforts to cause the Registration Statement to be declared effective after its filing at the earliest possible date, but no later than the earlier of (a) the 120th calendar day following the initial filing date of the Registration Statement if the Securities and Exchange Commission (“SEC”) notifies the Company that it will “review” the Registration Statement and (b) the fifth Business Day after the date the Company is notified by the SEC that the Registration Statement will not be “reviewed” or will not be subject to further review, and (iii) maintain the effectiveness of the Registration Statement until the earlier of: the (a) date on which the Investor shall have resold all the Registrable Securities covered thereby; (b) the date on which the Registrable Securities may be resold by the Investor without registration and without regard to any volume or manner-of-sale limitations by reason of Rule 144 under the Securities Act (“Rule 144”), without the requirement for the Company to be in compliance with the current public information requirement under Rule 144 or any other rule of similar effect; (c) the date on which all legends restricting transfer of the Registrable Securities under the Securities Act have been removed from the Registrable Securities.

Securities Purchase Agreement with Lombard Street Partners

On July 20, 2026, the Company entered into a Securities Purchase Agreement with Lombard Street Partners, LLC, pursuant to which the Company sold 6,666,667 shares of its Common Stock to Lombard Street Partners, LLC for an aggregate amount of $1,000,000. The Company agreed to issue one half of such shares promptly after the execution of such agreement and the remainder of such shares on July 24, 2026. The purchase price also is being paid in two installments, with one half paid on July 22, 2026, and the remainder paid on July 24, 2026.

The Company agreed to file a registration statement with the Securities and Exchange Commission registering the resale of such shares within two weeks following the effective date of its Form S-4 registration statement related to its proposed business combination among the Company, Southern Energy Renewables, Inc. and DevvStream Corp.

Penalty Interest Payment to Narrow Road

On July 6, 2026, the Company issued 330,859 shares of the Company’s Class A common stock to Narrow Road Capital Ltd as penalty interest under the terms of the promissory note, dated May 1, 2025.

Securities Purchase Agreement with Abri Capital Limited

On August 12, 2026, the Company entered into a Note and Security Agreement with Abri Capital Limited (“Abri”) pursuant to which the Company entered into a $666,666 senior secured loan with a 25% original issue discount, resulting in a purchase price of $500,000.

The loan amount is equal to $666,666 with a 25% original issue discount. The note bears interest at ten percent (10%) per annum, payable monthly and on the August 20, 2026 (the “Maturity Date”). Default interest accrues at 18% per annum. The note is non-amortizing and no payments are due prior to the Maturity Date.

Additionally, the Company agreed to issue a non-refundable commitment fee of 500,000 shares (the “Commitment Fee”) of its Class A Common Stock, par value $0.0001 (“Common Stock”) pursuant to the Note and Security Agreement.

To secure the loan, the Company granted Abri a first-priority security interest in all inventories, accounts, environmental attributes, deposit and securities accounts, equipment, chattel paper, and proceeds. The security interest granted only covers assets of XCF Global, Inc. and does not extend to the assets held by any subsidiaries of the Company. In addition, the Company must reserve 5,000,000 shares of authorized but unissued Common Stock as Penalty of Default Shares, (the “Default Shares”) to be issued to Abri immediately upon any Event of Default (as defined in the Note and Security Agreement). The secured loan is the sole responsibility of XCF Global, Inc. and is not guaranteed by any of the Company’s subsidiaries.

NOTE 18. SUBSEQUENT EVENTS

The Company has evaluated all transactions through the date of the accompanying condensed consolidated financial statements were issued for subsequent events disclosure or adjustment consideration.

Separation Agreements

On January 9, 2026, XCF entered into a Transition Agreement with Simon Oxley, the Company’s Chief Financial Officer effective immediately. In consideration for certain covenants by Mr. Oxley, the Company granted 5,246,260 restricted stock units. The Company agreed to use its commercially reasonable best efforts to file a registration statement covering the shares of Class A common stock, par value $0.0001 per share underlying the RSUs within ninety days following the date the shares underlying the RSUs are issued.

Business Combination

On January 26, 2026, XCF entered into a binding term sheet (the “Term Sheet”) with Southern Energy Renewables, Inc., a Louisiana corporation (“Southern”), DevvStream Corp., an Alberta corporation (“DEVS”), and EEME Energy SPV I LLC (“EEME”), which sets forth the principal terms and conditions of a proposed business combination and related financing transactions (collectively, the “Proposed Transaction”). Pursuant to the Term Sheet, and subject to the finalization of mutually agreeable merger structure and definitive transaction documents and ultimately the satisfaction of certain closing conditions, it is expected that Southern and DEVS will each merge with wholly-owned subsidiaries of XCF, with Southern and DEVS surviving, and their respective stockholders receiving shares of Class A common stock of XCF, par value $0.0001 per share, resulting in Southern and DEVS becoming wholly-owned subsidiaries of XCF.

In connection with and to support the Proposed Transaction, XCF agreed to invest $10,000,000 to convert and build out its New Rise Reno facility for sustainable aviation fuel blending and related corporate purposes, to be funded through the sale by XCF to EEME of $10,000,000 of Common Stock. Subsequently, EEME has purchased 69,000,000 shares of Common Stock for $6,900,000. The issuance and sale to EEME of the remaining 31,000,000 shares of Common Stock is expected to be consummated periodically during the period ending the week of March 31, 2026.